Commitments and Contingencies - Schedule of Purchase Commitments (Details) (10-K) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2020	$ 693,900	$ 693,900
2021	693,900	693,900
2022	693,900	693,900
2023	693,900	693,900
2024	693,900	693,900
Thereafter	1,908,225	2,081,700
Total minimum purchase commitments required	$ 5,377,725	$ 5,551,200